Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.8%
U.S. Treasury Bonds
2.500%, 2/15/46	$4,850	$4,946
3.000%, 8/15/48	10,430	11,733
U.S. Treasury Notes
2.250%, 3/31/21	5,210	5,249
2.875%, 8/15/28	1,225	1,319
Total U.S. Government Securities (Identified Cost $21,049)		23,247

Municipal Bonds—0.7%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,105
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	412
		2,517

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	620
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	544
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	182
Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	640	662
Total Municipal Bonds (Identified Cost $4,247)		4,525

Foreign Government Securities—0.5%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	15
RegS 8.250%, 10/13/24(1)(2)	40	4
RegS 7.650%, 4/21/25(1)(2)	320	37
Dominican Republic
144A 6.875%, 1/29/26(3)	100	114
144A 5.950%, 1/25/27(3)	160	177
144A 6.000%, 7/19/28(3)	150	167
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	440	464
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	200	245
Republic of South Africa 5.875%, 9/16/25	515	567
	Par Value	Value

Foreign Government Securities—continued
Republic of Turkey
7.375%, 2/5/25	$170	$186
6.000%, 3/25/27	865	876
Total Foreign Government Securities (Identified Cost $3,051)		2,852

Mortgage-Backed Securities—9.8%
Agency—0.9%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	96	106
Pool #A62213 6.000%, 6/1/37	145	168
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	26	30
Pool #735061 6.000%, 11/1/34	204	234
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	107	120
Pool #310041 6.500%, 5/1/37	187	221
Pool #909092 6.000%, 9/1/37	9	10
Pool #972569 5.000%, 3/1/38	111	119
Pool #909175 5.500%, 4/1/38	92	103
Pool #929625 5.500%, 6/1/38	121	135
Pool #909220 6.000%, 8/1/38	66	75
Pool #MA3692 3.500%, 7/1/49	1,066	1,095
Pool #CA4128 3.000%, 9/1/49	892	906
Pool#MA3803 3.500%, 10/1/49	2,193	2,256
		5,582

Non-Agency—8.9%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	85	86
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	848	842
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	795	843
2015-SFR1, A 144A 3.467%, 4/17/52(3)	983	1,013
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	358
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(3)(4)	167	167
2019-1, A1 144A 3.920%, 11/25/48(3)(4)	605	614

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	$569	$570
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	172	174
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	223	226
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	352	356
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(3)(4)	580	584
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(4)	63	64
2005-1, 1A1 5.500%, 2/25/35	191	194
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	81	83
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	86	88
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.610%, 5/25/34(4)	272	274
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	500	518
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	510	529
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	100	103
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	245	254
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(4)	1,057	1,068
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.316%, 4/15/35(3)(4)	560	556
2019-OC11, D 144A 4.075%, 12/9/41(3)	570	579
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.518%, 5/10/35(3)(4)	610	626
2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.660%, 12/15/36(3)(4)	675	673
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	35	35
2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	968	974
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	737	752
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(3)(4)	102	102
2019-1, A1 144A 3.705%, 3/25/49(3)(4)	480	482
2019-3, A1 144A 2.764%, 8/25/49(3)(4)	819	818
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2018-1, A 144A 3.804%, 6/15/51(3)	$90	$93
2019-3, C 144A 3.265%, 10/15/52(3)	295	293
2018-2, A 144A 4.026%, 11/15/52(3)	161	169
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 2.720%, 5/15/36(3)(4)	530	531
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.750%, 4/25/44(3)(4)	36	36
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	42	41
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	237	240
2019-1, A1 144A 2.934%, 6/25/59(3)(4)	389	391
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	181	181
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	140	141
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	166	166
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	501	510
2019-H1,A1 144A 2.657%, 10/25/59(3)(4)	335	336
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	305	306
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	125	130
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	500
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(4)	102	103
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	128	130
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	509	512
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	131	134
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(3)	108	111
2014-C22, A4 3.801%, 9/15/47	300	318
2015-C31, AS 4.106%, 8/15/48	565	602
2015-C28, B 3.986%, 10/15/48	655	681
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	60	61
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	78	79

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	$347	$354
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	680	694
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	181	180
2017-5, A1 144A 3.155%, 10/26/48(3)(4)	638	645
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	239	243
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	145	147
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.540%, 5/15/36(3)(4)	565	565
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	670	676
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	165	167
2005-2, 2A1 6.000%, 1/25/35	64	68
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	123	123
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.992%, 6/25/52(3)(4)(5)	340	340
MetLife Securitization Trust
2017-1A, M1 144A 3.621%, 4/25/55(3)(4)	100	103
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	594	613
Mill City Mortgage Loan Trust
2017-1, A1 144A 2.750%, 11/25/58(3)(4)	47	47
2018-4, A1B 144A 3.500%, 4/25/66(3)(4)	1,680	1,716
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	291
2015-C22, AS 3.561%, 4/15/48	835	862
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 2.660%, 8/15/34(3)(4)	432	432
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.542%, 1/25/48(3)(4)	241	240
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	353	365
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	242	250
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	117	121
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	79	81
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	398	424
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	173	180
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	649	673
	Par Value	Value

Non-Agency—continued
2019-NQM4, A1 144A 2.492%, 9/25/59(3)(4)	$310	$309
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 3.517%, 3/25/35(4)	254	256
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	759	765
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	481	494
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	470	481
Pretium Mortgage Credit Partners I LLC
2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	212	211
2019-NPL1, A1 144A 4.213%, 7/25/60(3)(4)	394	395
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(3)	980	982
2018-SFR2, B 144A 3.841%, 8/17/35(3)	475	480
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	451
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	1,138	1,144
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	660	661
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	701	702
2019-GS1, A1 144A 3.500%, 10/25/24(3)(4)	442	441
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	416	417
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	357	357
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	372	382
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	708	710
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(3)(4)	455	451
Sequoia Mortgage Trust 2013-8, B1 3.523%, 6/25/43(4)	241	245
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	692	697
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.692%, 4/25/48(3)(4)	439	439
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	500	501
2015-3, A1B 144A 3.000%, 3/25/54(3)(4)	45	45
2016-1, A1B 144A 2.750%, 2/25/55(3)(4)	53	53
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	160	164
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	100	105

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	$580	$589
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	287	295
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	800	831
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	839	871
2018-4, A1 144A 3.000%, 6/25/58(3)(4)	433	439
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	210	211
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	585	592
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	432
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	223	223
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	408	409
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	325	325
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	547	551
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(3)(4)	148	147
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	155	155
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	580	586
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	354	358
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	596	602
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	385	388
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	565	594
2015-LC20, A5 3.184%, 4/15/50	565	586
2015-LC20, B 3.719%, 4/15/50	1,029	1,066
		54,588

Total Mortgage-Backed Securities (Identified Cost $59,407)		60,170

Asset-Backed Securities—3.9%
Auto Floor Plan—0.0%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(3)	145	147
Automobiles—2.5%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(3)	15	15
	Par Value	Value

Automobiles—continued
2018-1, B 144A 4.820%, 5/20/21(3)	$550	$553
2019-1, A 144A 3.750%, 5/20/22(3)	377	379
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	129	129
2018-4, C 144A 3.970%, 1/13/25(3)	680	689
2019-2, C 144A 3.170%, 6/12/25(3)	565	571
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(3)	900	909
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(3)	430	433
2017-1, D 144A 3.150%, 2/20/25(3)	135	136
Carvana Auto Receivables Trust 2019-3A, D 144A 3.040%, 4/15/25(3)	575	573
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	61	61
Drive Auto Receivables Trust
2017-2, C 2.750%, 9/15/23	40	40
2019-4, C 2.510%, 11/17/25	580	580
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(3)	145	145
2018-3A, C 144A 3.790%, 7/15/24(3)	380	386
2019-2A, B 144A 2.990%, 4/17/23(3)	565	569
Exeter Automobile Receivables Trust
2017-1A, B 144A 3.000%, 12/15/21(3)	48	48
2018-3A, C 144A 3.710%, 6/15/23(3)	545	552
2018-4A, D 144A 4.350%, 9/16/24(3)	160	165
2019-1A, D 144A 4.130%, 12/16/24(3)	155	160
2019-2A, C 144A 3.300%, 3/15/24(3)	570	578
2019-4A, C 144A 2.440%, 9/16/24(3)	690	686
First Investors Auto Owner Trust 2016-2A, C 144A 2.530%, 7/15/22(3)	505	505
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(3)	235	236
2017-3, C 144A 2.910%, 9/15/23(3)	520	523
2019-1, C 144A 3.600%, 2/18/25(3)	835	856
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	155	156
2018-1A, B 144A 3.520%, 8/15/23(3)	155	156

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-3A, C 144A 4.180%, 7/15/24(3)	$640	$658
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(3)	685	688
2019-1A, A 144A 3.710%, 3/25/23(3)	560	574
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(3)	420	421
2018-1A, C 144A 3.850%, 10/14/25(3)	355	363
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(3)	520	522
Skopos Auto Receivables Trust
2018-1A, B 144A 3.930%, 5/16/22(3)	158	159
2019-1A, C 144A 3.630%, 9/16/24(3)	575	574
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(3)	565	571
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	135	136
		15,455

Other—1.4%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	79	80
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	158	162
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	211	213
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	143	144
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	22	22
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	35	35
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	570	571
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	160	164
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(3)	659	655
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(3)	174	173
2017-1A, A 144A 2.420%, 12/20/34(3)	234	234
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	570	570
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	470	477
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	553	559
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(3)	575	582
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	590	594
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	130	132
	Par Value	Value

Other—continued
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(3)	$488	$488
SoFi Consumer Loan Program LLC 2016-3, A 144A 3.050%, 12/26/25(3)	115	115
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(3)	494	497
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(3)	650	680
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(3)	556	593
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	552	566
		8,306

Student Loan—0.0%
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(3)	56	56
Total Asset-Backed Securities (Identified Cost $23,754)		23,964

Corporate Bonds and Notes—15.3%
Communication Services—0.7%
America Movil SAB de C.V. 6.450%, 12/5/22	20MXN	102
AT&T, Inc. 4.100%, 2/15/28	437	475
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	460	484
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	255	258
144A 6.625%, 8/15/27(3)(6)	140	136
DISH DBS Corp.
5.875%, 7/15/22	280	297
5.000%, 3/15/23	110	113
7.750%, 7/1/26	60	64
Frontier Communications Corp.
8.500%, 4/15/20(6)	45	27
144A 8.500%, 4/1/26(3)	205	207
iHeartCommunications, Inc.
8.375%, 5/1/27	6	7
Escrow 144A (3)(5)	55	—
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	80	83
Meredith Corp. 6.875%, 2/1/26	330	343
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	170	184
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	750	794
Telesat Canada 144A 4.875%, 6/1/27(3)	205	209
Verizon Communications, Inc.
4.125%, 3/16/27	320	355
(3 month LIBOR + 1.100%) 3.010%, 5/15/25(4)	180	184
		4,322

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—1.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	$350	$363
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(3)	460	485
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	505	530
Dana, Inc. 5.375%, 11/15/27	445	458
Eldorado Resorts, Inc. 6.000%, 9/15/26	160	176
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	385	394
General Motors Financial Co., Inc. 3.450%, 4/10/22	100	102
GLP Capital LP 5.750%, 6/1/28	560	636
Lear Corp. 3.800%, 9/15/27	775	782
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	180	185
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(3)	230	257
PulteGroup, Inc. 6.375%, 5/15/33	280	327
QVC, Inc. 4.375%, 3/15/23	700	722
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	210	232
144A 7.000%, 5/15/28(3)	80	86
TRI Pointe Group, Inc. 5.875%, 6/15/24	275	299
Under Armour, Inc. 3.250%, 6/15/26	340	331
		6,365

Consumer Staples—0.5%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	455	454
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	920	1,002
Conagra Brands, Inc. 4.300%, 5/1/24	670	721
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	510	509
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	200	216
		2,902

Energy—1.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	320	291
Boardwalk Pipelines LP 4.950%, 12/15/24	455	492
Cheniere Energy Partners LP
5.625%, 10/1/26	245	259
144A 4.500%, 10/1/29(3)	180	185
CrownRock LP 144A 5.625%, 10/15/25(3)	345	352
	Par Value	Value

Energy—continued
Energy Transfer Operating LP 4.200%, 4/15/27	$680	$711
HollyFrontier Corp. 5.875%, 4/1/26	630	710
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	200	220
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	822
Kinder Morgan, Inc. 7.750%, 1/15/32	205	282
MPLX LP
4.000%, 3/15/28	571	591
144A 4.250%, 12/1/27(3)	330	347
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(7)	180	44
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(8)	25	—(9)
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	358
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	780	1,001
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	255	20
Petroleos Mexicanos 144A 7.690%, 1/23/50(3)	445	486
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	456
4.200%, 3/15/28	210	222
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	655	803
Targa Resources Partners LP 5.875%, 4/15/26	430	457
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	120	123
USA Compression Partners LP 6.875%, 4/1/26	475	499
Valero Energy Partners LP 4.500%, 3/15/28	674	742
		10,473

Financials—5.4%
Acrisure LLC 144A 7.000%, 11/15/25(3)	130	125
AerCap Ireland Capital DAC 3.650%, 7/21/27	720	741
Allstate Corp. (The) Series B 5.750%, 8/15/53(10)	655	704
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	690	730
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	595	594
Athene Holding Ltd. 4.125%, 1/12/28	600	621
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	885	890
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	545
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	370	378
Bank of America Corp.
4.200%, 8/26/24	662	711

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
(3 month LIBOR + 0.770%) 2.661%, 2/5/26(4)	$110	$110
(3 month LIBOR + 0.790%) 3.004%, 12/20/23	712	729
Bank of Montreal 3.803%, 12/15/32	1,126	1,174
Brighthouse Financial, Inc. 3.700%, 6/22/27	715	713
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	735	765
Brookfield Finance, Inc. 4.000%, 4/1/24	671	719
Capital One Financial Corp.
4.200%, 10/29/25	630	679
3.750%, 7/28/26	765	805
Citadel LP 144A 4.875%, 1/15/27(3)	460	484
Citigroup, Inc.
4.050%, 7/30/22	700	731
3.200%, 10/21/26	525	544
(3 month LIBOR + 1.250%) 3.159%, 7/1/26(4)	900	923
Discover Bank 4.682%, 8/9/28	475	496
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	250	254
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	705	767
Goldman Sachs Group, Inc. (The)
5.750%, 1/24/22	600	644
(3 month LIBOR + 1.170%) 3.080%, 5/15/26(4)	685	692
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	241	244
ICAHN Enterprises LP 6.250%, 5/15/26	575	612
Jefferies Financial Group, Inc. 5.500%, 10/18/23	345	375
Jefferies Group LLC
5.125%, 1/20/23	123	133
4.850%, 1/15/27	340	375
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	680	912
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(3)	153	162
144A 4.569%, 2/1/29(3)	537	599
Morgan Stanley
3.125%, 7/27/26	740	763
6.375%, 7/24/42	1,275	1,875
MSCI, Inc. 144A 4.000%, 11/15/29(3)	340	345
Navient Corp. 6.750%, 6/25/25	415	458
Prudential Financial, Inc.
5.625%, 6/15/43(10)	755	812
(3 month LIBOR + 4.175%) 5.875%, 9/15/42	100	108
Santander Holdings USA, Inc.
3.700%, 3/28/22	359	369
3.500%, 6/7/24	455	468
4.400%, 7/13/27	340	367
SBA Tower Trust 144A 2.836%, 1/15/25(3)	465	470
	Par Value	Value

Financials—continued
Societe Generale S.A. 144A 4.750%, 11/24/25(3)	$535	$579
Springleaf Finance Corp.
6.875%, 3/15/25	235	267
7.125%, 3/15/26	135	156
5.375%, 11/15/29	35	37
Synchrony Financial 3.950%, 12/1/27	730	766
Teachers Insurance & Annuity Association of America (3 month LIBOR + 2.661%) 144A 4.375%, 9/15/54(3)	745	777
Toronto-Dominion Bank (The) 3.625%, 9/15/31	820	857
Trinity Acquisition plc 4.400%, 3/15/26	230	250
UBS AG 7.625%, 8/17/22	500	564
Voya Financial, Inc. (3 month LIBOR + 3.580%) 5.650%, 5/15/53	455	484
Wells Fargo & Co.
3.550%, 9/29/25	510	540
Series S 5.900%(8)(10)	570	621
Zions Bancorp NA 3.250%, 10/29/29	405	397
		33,010

Health Care—0.8%
AbbVie, Inc. 3.200%, 5/14/26	585	605
Advanz Pharma Corp. 8.000%, 9/6/24(6)	22	21
Anthem, Inc. 2.875%, 9/15/29	450	448
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	70	73
Centene Corp. 144A 4.625%, 12/15/29(3)	190	200
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(3)	115	117
CVS Health Corp. 2.875%, 6/1/26	760	771
HCA, Inc.
5.375%, 2/1/25	180	199
5.125%, 6/15/39	235	259
5.250%, 6/15/49	350	390
Mylan NV 3.950%, 6/15/26	595	620
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	215	214
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	570	588
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)	15	15
Tenet Healthcare Corp. 144A 5.125%, 11/1/27(3)	157	166
		4,686

Industrials—1.0%
ASGN, Inc. 144A 4.625%, 5/15/28(3)	238	245

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Industrials—continued
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	$705	$730
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	597
Bombardier, Inc. 144A 5.750%, 3/15/22(3)	225	232
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	37	37
DP World plc 144A 6.850%, 7/2/37(3)	370	486
Hillenbrand, Inc. 4.500%, 9/15/26	590	616
Oshkosh Corp. 4.600%, 5/15/28	787	840
Owens Corning 3.400%, 8/15/26	740	752
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(3)	455	480
Pentair Finance S.a.r.l 4.500%, 7/1/29	800	843
TransDigm, Inc. 144A 5.500%, 11/15/27(3)	370	374
		6,232

Information Technology—0.8%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	15	15
Broadcom Corp. 3.000%, 1/15/22	195	198
Citrix Systems, Inc. 4.500%, 12/1/27	660	714
Dell International LLC
144A 6.020%, 6/15/26(3)	100	115
144A 8.100%, 7/15/36(3)	270	354
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	595	661
Juniper Networks, Inc. 3.750%, 8/15/29	510	530
Motorola Solutions, Inc.
4.600%, 2/23/28	440	477
4.600%, 5/23/29	225	245
Verisk Analytics, Inc. 4.000%, 6/15/25	685	737
VMware, Inc.
2.950%, 8/21/22	223	227
3.900%, 8/21/27	333	348
		4,621

Materials—1.2%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	260	280
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(10)	455	534
Celanese US Holdings LLC 3.500%, 5/8/24	570	589
DuPont de Nemours, Inc. 4.493%, 11/15/25	540	594
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	685	711
Greif, Inc. 144A 6.500%, 3/1/27(3)	290	313
	Par Value	Value

Materials—continued
GUSAP III LP 144A 4.250%, 1/21/30(3)	$475	$483
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	850	879
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(3)	235	241
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	60	62
Olin Corp. 5.625%, 8/1/29	555	586
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	660	736
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	200	209
144A 4.892%, 4/24/25(3)	200	214
Teck Resources Ltd. 6.125%, 10/1/35	500	587
Vulcan Materials Co. 3.900%, 4/1/27	520	549
		7,567

Real Estate—1.2%
Corporate Office Properties LP 3.600%, 5/15/23	715	735
EPR Properties
4.750%, 12/15/26	865	945
4.500%, 6/1/27	75	80
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	460	466
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	440	463
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	610	644
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	475	483
iStar, Inc. 4.250%, 8/1/25	445	450
Life Storage LP 3.500%, 7/1/26	540	554
MPT Operating Partnership LP
5.000%, 10/15/27	240	254
4.625%, 8/1/29	115	118
Office Properties Income Trust 4.500%, 2/1/25	855	893
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	495
Service Properties Trust
4.950%, 2/15/27	640	663
4.375%, 2/15/30	40	39
		7,282

Utilities—1.0%
CenterPoint Energy, Inc. 4.250%, 11/1/28	680	738
DPL, Inc. 144A 4.350%, 4/15/29(3)	677	652
Exelon Corp. 3.497%, 6/1/22	610	626
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	735	789

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Utilities—continued
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(3)	$635	$668
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	210	221
PSEG Power LLC 3.850%, 6/1/23	608	638
Southern Power Co. 4.150%, 12/1/25	820	889
Talen Energy Supply LLC 144A 6.625%, 1/15/28(3)	260	265
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	350	370
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	580	591
		6,447

Total Corporate Bonds and Notes (Identified Cost $88,833)		93,907

Leveraged Loans(4)—1.7%
Aerospace—0.1%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.550%, 12/6/25	84	85
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%) 4.299%, 5/30/25	206	207
		292

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 5.792%, 5/15/23	444	435
Energy—0.1%
Buckeye Partners LP (1 month LIBOR + 2.750%) 4.441%, 11/1/26	105	106
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.180%, 12/31/21	80	59
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.945%, 3/27/24	288	289
		454

Financial—0.0%
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.475%, 6/28/23	87	87
Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (3 month LIBOR + 1.750%) 0.000%, 1/27/27(11)	100	101
CHG PPC Parent LLC First Lien (1 month PRIME + 2.750%) 4.549%, 3/31/25	182	182
		283

	Par Value	Value

Forest Prod / Containers—0.0%
Berry Global, Inc. Tranche U (3 month LIBOR + 2.500%) 4.215%, 7/1/26	$229	$229
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.049%, 1/31/25	40	37
		266

Gaming / Leisure—0.1%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 4.945%, 12/1/23	49	49
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.549%, 7/8/24	325	326
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.445%, 7/10/25	26	26
		401

Healthcare—0.3%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.135%, 1/16/23	30	30
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.236%, 10/31/25	74	74
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 4.750%, 1/4/26	15	15
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.299%, 6/30/25	84	84
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.490%, 11/27/25	119	120
(1 month LIBOR + 3.000%) 4.740%, 6/2/25	63	64
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.799%, 6/7/23	316	318
Explorer Holdings, Inc. (2 month LIBOR + 3.750%) 5.599%, 5/2/23	104	104
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.695%, 6/11/25	364	366
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.304%, 11/16/25	501	505
Select Medical Corp. Tranche B (6 month LIBOR + 2.500%) 4.580%, 3/6/25	55	55
		1,735

Housing—0.2%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.799%, 1/15/27	469	471
Capital Automotive LP 2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.300%, 3/25/24	273	274
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	88	88

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Par Value	Value

Housing—continued
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 3.799%, 11/21/24	$533	$535
		1,368

Information Technology—0.1%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.945%, 9/19/25	57	58
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.049%, 10/2/25	211	208
Kronos, Inc. 2018 (3 month LIBOR + 3.000%) 4.909%, 11/1/23	447	449
		715

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 4.452%, 9/18/26	360	362
Media / Telecom - Cable/Wireless Video—0.0%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 3.990%, 1/15/26	273	273
Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.549%, 1/31/25	454	456
Media / Telecom - Wireless Communications—0.0%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.049%, 4/4/26	40	40
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 3.550%, 4/11/25	207	207
		247

Service—0.2%
Carlisle Food Service Products, Inc. First Lien (3 month LIBOR + 3.000%) 4.799%, 3/20/25	15	15
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 6.792%, 2/6/26	415	418
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.049%, 12/31/25	491	491
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.550%, 2/1/23	406	374
		1,298

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.240%, 11/6/24	329	328
	Par Value	Value

Utility—0.2%
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.299%, 8/1/25	$565	$569
Calpine Corp. 2019 (3 month LIBOR + 2.250%) 4.200%, 4/1/26	453	455
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 3.970%, 12/31/20(12)	195	195
(4 month LIBOR + 2.250%) 2.250%, 12/31/20(12)	70	70
		1,289

Total Leveraged Loans (Identified Cost $10,280)		10,289

	Shares
Preferred Stocks—0.5%
Financials—0.4%
KeyCorp Series D, 5.000%(13)	375(14)	398
M&T Bank Corp. Series F, 5.125%(13)	476(14)	516
MetLife, Inc. Series D, 5.875%	277(14)	308
PNC Financial Services Group, Inc. (The) Series S, 5.000%	715(14)	765
Zions Bancorp, 6.950%	6,400	197
		2,184

Industrials—0.1%
General Electric Co. Series D, 5.000%	645(14)	632
Total Preferred Stocks (Identified Cost $2,562)		2,816

Common Stocks—62.5%
Communication Services—10.4%
58.com, Inc. ADR(15)	39,300	2,544
Activision Blizzard, Inc.	65,640	3,900
Adevinta ASA(15)	98,167	1,163
Ascential plc	481,822	2,501
Auto Trader Group plc	416,388	3,279
carsales.com Ltd.	165,341	1,927
Clear Channel Outdoor Holdings, Inc.(15)	1,381	4
CTS Eventim AG & Co. KGaA	33,100	2,081
Facebook, Inc. Class A(15)	87,370	17,933
Karnov Group AB(15)	399,333	2,260
Netflix, Inc.(15)	33,430	10,817
Rightmove plc	530,871	4,455
Scout24 AG	29,699	1,964
Tencent Holdings Ltd. ADR	186,340	8,946
		63,774

Consumer Discretionary—13.4%
Alibaba Group Holding Ltd. Sponsored ADR(15)	84,680	17,961
Amazon.com, Inc.(15)	12,130	22,414
Home Depot, Inc. (The)	20,710	4,523
Las Vegas Sands Corp.	105,470	7,282
McDonald’s Corp.	21,080	4,166
MercadoLibre, Inc.(15)	7,890	4,512

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
NIKE, Inc. Class B	89,350	$9,052
Ross Stores, Inc.	57,840	6,734
Trip.com Group Ltd. ADR(15)	148,110	4,967
Union Auction PCL	3,143,400	745
		82,356

Consumer Staples—3.1%
Compania Cervecerias Unidas SA Sponsored ADR	26,900	510
McCormick & Co., Inc.	23,010	3,906
Monster Beverage Corp.(15)	45,310	2,879
Philip Morris International, Inc.	67,580	5,750
Procter & Gamble Co. (The)	47,970	5,992
		19,037

Energy—0.4%
Computer Modelling Group Ltd.	264,419	1,674
Frontera Energy Corp.	1,798	13
Pason Systems, Inc.	51,500	520
		2,207

Financials—5.4%
Bank of America Corp.	284,630	10,025
Charles Schwab Corp. (The)	97,980	4,660
Gruppo Mutuionline SpA	108,581	2,442
MarketAxess Holdings, Inc.	16,070	6,092
Mortgage Advice Bureau Holdings Ltd.	259,229	2,658
Progressive Corp. (The)	30,010	2,173
Sabre Insurance Group plc	674,885	2,753
Vostok New Ventures Ltd. SDR(15)	357,669	2,402
		33,205

Health Care—3.8%
Danaher Corp.	39,290	6,030
Haw Par Corp., Ltd.	149,800	1,425
HealthEquity, Inc.(15)	44,390	3,288
Illumina, Inc.(15)	9,620	3,191
Zoetis, Inc.	70,830	9,375
		23,309

Industrials—9.0%
51job, Inc. ADR(15)	21,100	1,791
Asiakastieto Group Oyj	23,630	835
CoStar Group, Inc.(15)	11,190	6,695
DSV PANALPINA A/S	25,307	2,917
en-japan, Inc.	65,400	2,874
Equifax, Inc.	20,770	2,910
Fair Isaac Corp.(15)	11,870	4,448
Haitian International Holdings Ltd.	1,075,000	2,605
HeadHunter Group plc ADR	209,800	4,500
JOST Werke AG	63,530	2,658
Kansas City Southern	33,730	5,166
Knorr-Bremse AG	20,427	2,079
Marel HF	163,630	835
Roper Technologies, Inc.	18,280	6,475
Rotork plc	291,000	1,291
Uber Technologies, Inc.(15)	141,350	4,204
VAT Group AG(15)	7,721	1,305
	Shares	Value

Industrials—continued
Voltronic Power Technology Corp.	80,850	$1,929
		55,517

Information Technology—15.4%
Accenture plc Class A	26,420	5,563
Admicom Oyj	8,844	639
Alten SA	24,064	3,037
Amphenol Corp. Class A	81,540	8,825
Avalara, Inc.(15)	93,730	6,866
Bill.com Holdings, Inc.(15)(16)	187,115	7,120
Bouvet ASA	22,290	985
Douzone Bizon Co., Ltd.	17,635	1,235
FDM Group Holdings plc	70,441	965
Fortnox AB	38,635	693
Freee KK(15)	71,700	2,128
NVIDIA Corp.	42,610	10,026
Paycom Software, Inc.(15)	51,320	13,587
SimCorp A/S	8,460	962
Trade Desk, Inc. (The) Class A(15)	29,750	7,728
Visa, Inc. Class A	82,510	15,504
Webstep AS	282,917	780
Workday, Inc. Class A(15)	46,770	7,691
		94,334

Materials—1.6%
Chr. Hansen Holding A/S	15,110	1,201
Corp. Moctezuma SAB de C.V.	482,093	1,408
Ecolab, Inc.	36,580	7,059
		9,668

Total Common Stocks (Identified Cost $239,377)		383,407

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(5)(15)	587	9
Total Warrant (Identified Cost $10)		9

Total Long-Term Investments—98.7% (Identified Cost $452,570)		605,186

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(17)	5,610,461	5,610
Total Short-Term Investment (Identified Cost $5,610)		5,610

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(17)(18)	189,287	$189
Total Securities Lending Collateral (Identified Cost $189)		189

TOTAL INVESTMENTS—99.6% (Identified Cost $458,369)		$610,985
Other assets and liabilities, net—0.4%		2,236
NET ASSETS—100.0%		$613,221

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $102,417 or 16.7% of net assets.
(4)	Variable rate security. Rate disclosed is as of December 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	14% of the income received was in cash and 86% was in PIK.
(8)	No contractual maturity date.
(9)	Amount is less than $500.
(10)	Interest payments may be deferred.
(11)	This loan will settle after December 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	Represents unfunded portion of security and commitment fee earned on this portion.
(13)	Interest may be forfeited.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Restricted security.
(17)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(18)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	78%
China	6
United Kingdom	3
Germany	2
Canada	1
Sweden	1
Denmark	1
Other	8
Total	100%
† % of total investments as of December 31, 2019.

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$23,964	$—	$23,964	$—
Corporate Bonds and Notes	93,907	—	93,907	—(1)
Foreign Government Securities	2,852	—	2,852	—
Leveraged Loans	10,289	—	10,289	—
Mortgage-Backed Securities	60,170	—	59,830	340
Municipal Bonds	4,525	—	4,525	—
U.S. Government Securities	23,247	—	23,247	—
Equity Securities:
Common Stocks	383,407	383,407	—	—
Preferred Stocks	2,816	197	2,619	—
Warrant	9	—	—	9
Securities Lending Collateral	189	189	—	—
Money Market Mutual Fund	5,610	5,610	—	—
Total Investments	$610,985	$389,403	$221,233	$349

(1)	Includes internally fair valued securities currently priced at $0.
Securities held by the Fund with an end of period value of $7,120 were transferred from Level 3 to Level 1 due to a market listing. Securities held by the Fund with an end of period value of $985 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2019.

TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.